Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,005,885	$ 540,217	$ 1,005,885	$ 540,217	$ 1,085,581	$ 818,166	$ 306,109	$ 546,527
Working capital	887,000		887,000			799,000
Long-term investments-equity investments held	167,988	86,899	167,988	86,899	$ 127,468	98,190	$ 245,678	$ 246,026
Increased/decreased in other comprehensive income on assumption	$ 17,000	$ 9,000	$ 17,000	$ 9,000
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average effective interest rate paid on its outstanding borrowings, percentage	0.00%	0.00%	0.00%	0.00%
Change in interest rate, percentage	1.00%	1.00%	1.00%	1.00%
Weighted average effective interest rate earned percentage	4.20%	5.10%	4.20%	5.20%
Impact of percentage changes in the rate of interest on interest income value	$ 2,000	$ 1,000	$ 4,000	$ 2,000
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	167,988		167,988			98,190
Financial assets at fair value through other comprehensive income, category [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Long-term investments-equity investments held	$ 172,000		$ 172,000			$ 99,000